Investment in associates and joint ventures	12 Months Ended
Dec. 31, 2017
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Investment in associates and joint ventures

14. Investment in associates and joint ventures

	Associates $m	Joint ventures $m	Total $m
Cost
At 1 January 2016	121	27	148

Additions	14	—	14
Share of (losses)/profits	(3)	1	(2)
Capital return	—	(2)	(2)
Transfer of financial assets	(14)	—	(14)
Dividends	(5)	—	(5)

At 31 December 2016	113	26	139

Additions	47	—	47
Share of profits/(losses)	2	1	3
Disposals	(9)	—	(9)
Dividends	(4)	—	(4)
Exchange and other adjustments	2	—	2

At 31 December 2017	151	27	178

Impairment
At 1 January 2016	(12)	—	(12)
Charge for the year	(16)	—	(16)

At 31 December 2016	(28)	—	(28)

Charge for the year	(18)	—	(18)

Disposals	9	—	9

At 31 December 2017	(37)	—	(37)

Net book value
At 31 December 2017	114	27	141

At 31 December 2016	85	26	111

At 1 January 2016	109	27	136

All associates and joint ventures are accounted for using the equity method.

During 2016, an investment for which the Group has a 30% interest was transferred to other financial assets following loss of significant influence over the operating and financial policy decisions of the entity.

The impairment charges of $18m and $16m in 2017 and 2016 respectively, relate to the Barclay associate (see following page) and result from the currently depressed trading outlook for the New York hotel market and the high costs of renovating the hotel. The recoverable amount of the investment has been measured at its fair value less costs of disposal, based on the Group’s share of the market value of the hotel less debt in the associate. The hotel was appraised by a professional external valuer using an income capitalisation approach which is a discounted cash flow technique that measures the present value of projected income flows (over a 10-year period) and the reversion of the property sale. Within the fair value hierarchy, this is categorised as a Level 3 fair value measurement. In addition to the projected income flows, the key assumptions used were a discount rate of 7.3% (2016: 7.3%) and a terminal capitalisation rate of 6.3% (2016: 6.0%).

Due to localised adverse market conditions, an impairment charge of $9m was recognised during 2015 relating to an associate investment in the AMEA region following a re-assessment of its recoverable amount to $nil, based on value in use calculations. Estimated future cash flows were discounted at a pre-tax rate of 13.2%. During 2017, the investment was disposed of for $nil proceeds.

On 20 November 2015, the Group disposed of an associate investment in the AMEA region realising a gain on disposal of $9m. At the time of disposal, the investment had a $nil net book value.

Barclay associate

The Group held one material associate investment at 31 December 2017, a 19.9% interest in 111 East 48th Street Holdings, LLC (the Barclay associate) which owns InterContinental New York Barclay (the hotel), a hotel managed by the Group. The hotel reopened for trading in April 2016 following a major renovation. The investment is classified as an associate and equity accounted. Whilst the Group has the ability to exercise significant influence through certain decision rights, approval rights relating to the hotel’s operating and capital budgets rest solely with the 80.1% majority member. The Group’s ability to receive cash dividends is dependent on the hotel generating sufficient income to satisfy specified owner returns.

In March 2017, the Group invested $43m in the Barclay associate in conjunction with a refinancing of the hotel. The cash was used to repay a $43m supplemental bank loan for which the Group had previously provided an indemnity for 100% of the related obligations. As a consequence, the indemnity has been extinguished.

Summarised financial information in respect of the Barclay associate is set out below:

	31 December 2017 $m	31 December 2016 $m
Non-current assets	540	552
Current assets	41	19
Current liabilities	(19)	(283)
Non-current liabilities	(287)	(39)

Net assets	275	249

Group share of reported net assets at 19.9%	55	50
Adjustments to reflect capitalised costs, and additional rights and obligations under the shareholder agreement	10	(7)

Carrying amount	65	43

	12 months to 31 December 2017 $m	12 months to 31 December 2016 $m
Revenue	90	45
Loss for the period	(16)	(34)
Group’s share of loss for the period	(4)	(8)

Other associates and joint ventures

The summarised aggregated financial information for individually immaterial associates and joint ventures is set out below. These are mainly investments in entities that own hotels which the Group manages.

	Associates			Joint ventures			Total
	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m
Share of profits/(losses)
Operating profits/(losses) before exceptional items	6	5	3	1	1	(1)	7	6	2